Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

4.    Stock-Based Compensation

The Company maintains the 2019 Equity Incentive Plan (the “2019 Plan”). The 2019 Plan replaced the 1995 Incentive Stock Option Plan (the “1995 Plan) upon its ratification by shareholders in April 2019. The 1995 plan authorized the issuance of up to 442,750 shares of common stock through grants of restricted stock units and options. Of those shares, 1,000 were subject to outstanding options as of June 30, 2021. Awards granted under the 1995 Plan will remain in effect until they are exercised or expire according to their terms. At the time the 2019 Plan was approved, there were 102,157 shares reserved for future grants under the 1995 Plan which will no longer be available for future grants.

Under the terms of the 2019 Plan, the number of shares of common stock that may be the subject of awards and issued under the 2019 Plan was initially set at 102,157. Subsequent to the approval of the 2019 Plan, 12,750 outstanding options granted under the 1995 Plan were forfeited. Under the terms of the 2019 Plan, those forfeited options are added back to the 2019 Plan reserve pool. As of June 30, 2021, 90,850 restricted stock units (RSUs) and 23,250 options have been granted under the 2019 Plan, of which 750 stock options and 2,400 RSUs have been forfeited, bringing the number of shares of common stock available for future awards under the 2019 Plan to 3,957.

The Company charged compensation cost of approximately $131,600 against the loss for the six months ended June 30, 2021 and approximately $7,400 for the six months ended June 30, 2020. As of June 30, 2021, there was approximately $674,000 of unrecognized compensation cost related to unvested share-based compensation awards. That cost is expected to be recognized over the next four years.

The Company receives a tax deduction for certain stock option exercises during the period in which the options are exercised, generally for the excess of the market price at the time the stock options are exercised over the exercise price of the options, which increases additional paid in capital and reduces income taxes payable.

Proceeds from the exercise of 3,000 stock options with an intrinsic value of approximately $24,000 were approximately $27,700 for the six months ended June 30, 2021. No stock options were exercised during the six months ended June 30, 2020.

There were 10,000 options granted during the six months ended June 30, 2021 and 2020. The fair value of options granted during the six months ended June 30, 2021 and 2020 were estimated using the Black Scholes option pricing model with the following assumptions:

	2021	2020
Dividend yield	—	—
Expected volatility	51.6%	40.3%
Expected life of option (years)	10	10
Risk-free interest rate	0.5%	1.4%
Fair value of each option on grant date	$6.84	$2.90

Stock option activity during the six months ended June 30, 2021 was as follows:

		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at January 1, 2021	17,500	$6.97
Granted	10,000	11.50
Exercised	(3,000)	9.23
Expired and forfeited	(1,000)	10.75
Outstanding at June 30, 2021	23,500	$8.45
Exercisable at June 30, 2021	5,165	$6.54

The aggregate intrinsic value of all options outstanding and for those exercisable at June 30, 2021 was approximately $58,700 and $20,700, respectively.

There were 36,550 RSUs granted during the six months ended June 30, 2021. The shares underlying the awards were assigned a weighted average value of $11.01 per share, based on the closing price of the Company’s common stock on the date of grants. These awards scheduled vesting period ranges from some awards vesting at the time of the grant up to four years. No RSUs were granted during the six months ended June 30, 2020.

RSU activity during the six months ended June 30, 2021 is summarized as follows:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested shares at January 1, 2021	54,300	$6.11
Granted	36,550	11.01
Vested	(1,340)	11.30
Forfeited or surrendered	(2,400)	6.11
Unvested shares at June 30, 2021	87,110	8.09

6.           STOCKHOLDERS’ EQUITY

The Company maintains the 2019 Equity Incentive Plan (the “2019 Plan”). The 2019 Plan replaced the 1995 Incentive Stock Option Plan (the “1995 Plan) upon its ratification by shareholders in April 2019. The 1995 plan authorized the issuance of up to 442,750 shares of common stock through grants of restricted stock units and options. Of those shares, 5,000 were subject to outstanding options as of December 31, 2020. Awards granted under the 1995 Plan will remain in effect until they are exercised or expire according to their terms. At the time the 2019 Plan was approved, there were 102,157 shares reserved for future grants under the 1995 Plan which will no longer be available for future grants.

Under the terms of the 2019 Plan, the number of shares of common stock that may be the subject of awards and issued under the 2019 Plan was initially set at 102,157. Subsequent to the approval of the 2019 Plan, 11,750 outstanding options granted under the 1995 Plan were forfeited. Under the terms of the 2019 Plan, those forfeited options are added back to the 2019 Plan reserve pool. As of December 31, 2020, 54,300 restricted stock units (RSUs) and 13,250 options have been granted under the 2019 Plan, of which 750 stock options have been forfeited, bringing the number of shares of common stock available for future awards under the 2019 Plan to 47,107.

The Company charged compensation expense of $22,000 and $9,000 against the loss in 2020 and 2019, respectively.

As of December 31, 2020, there was approximately $348,000 of unrecognized compensation expense related to unvested share-based compensation awards granted which is expected to be recognized over the next three years.

No stock options were exercised in 2020 or 2019

The fair value of options granted was estimated using the Black-Scholes option pricing model with the following assumptions:

	2020	2019
Dividend yield	0	0
Expected volatility	40.3%	37.5%
Expected life of option (years)	10	5
Risk-free interest rate	1.4%	1.7%
Fair value of each option on grant date	$2.90	$2.53

There were 10,000 and 3,250 options granted during 2020 and 2019, respectively.

A summary of the status of the Company’s stock option plan as of December 31, 2020 and changes during the year then ended is presented below:

		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at January 1, 2020	19,250	$11.32
Granted	10,000	5.67
Exercised	—	—
Expired and forfeited	(11,750)	12.99
Outstanding at December 31, 2020	17,500	$6.97
Exercisable at December 31, 2020	5,332	$9.19

There were 54,300 RSUs granted in 2020. The shares underlying the awards were assigned a weighted average value of $6.11 per share, which was the closing price of the Company’s common stock on the date of grants. These awards are scheduled to vest over three years. No RSUs were granted in 2019 to employees.

RSU activity during the year ended December 31, 2020 is summarized as follows:

Weighted
Average
	Number of	Grant Date
	Shares	Fair Value
Unvested shares at January 1, 2020	—	—
Granted	54,300	$6.11
Vested	—	—
Forfeited or surrendered	—	—
Unvested shares at December 31, 2020	54,300	6.11

In 2017, the Company’s board of directors had authorized the repurchase of 100,000 shares of common stock. A total of 33,500 shares have been repurchased under this program in prior years. On April 29, 2019 the Company’s board of directors approved an additional repurchase authorization of 33,500 shares of the Company’s common stock bringing the total repurchase authorization to 100,000 shares of common stock. A total of 40,699 shares have been repurchased under this program including the 7,199 shares repurchased during 2019. As of December 31, 2020, 92,801 shares were authorized to be repurchased under the plan. The share repurchase authorizations do not have an expiration date and there were no repurchases of common stock in 2020.